Note 8 - Loan Arrangements (Details Textual) - Loan Arrangement With Shareholder [Member] - USD ($)	Oct. 18, 2017	Dec. 31, 2017
Debt Agreement, Maximum Borrowing Capacity	$ 5,000,000,000,000
Debt Instrument, Term	5 years
Debt Agreement, Minimum Borrowing Per Advances	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage	14.00%
Long-term Debt		$ 0